Selected Statements of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income:
Interest	$ 887	$ 380	$ 382
Foreign currency translation	1,413	1,312	991
Derivatives gains, net	3,338	104	535
Financial income, Total	5,638	1,796	1,908
Financial expenses:
Foreign currency translation, bank charges and other	2,046	1,299	1,646
Interest	3,794	4,302	3,030
Financial expenses, Total	(5,840)	(5,601)	(4,676)
Financial expense, net	$ (202)	$ (3,805)	$ (2,768)